NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTERESTS [Abstract]
Changes in carrying value of redeemable non-controlling interest
The changes in carrying value of the redeemable
non-controlling
interest were as follows (in thousands):

Balance — December 31, 2021	$9,700

Net income attributable to non-controlling interest holders	1,747
Accretion	(1,539)

Balance — December 31, 2022	$9,908
Net income attributable to non-controlling interest holders	1,686
Accretion	—

Balance — December 31, 2023	$11,594